Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income (loss) for the period:	€ (19,623)	€ (21,344)
Items which will not reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	0	142
Elements which will be reclassified in the consolidated statement of income (loss)
Foreign currency translation gain (loss)	(253)	1,025
Other comprehensive income (loss)	(253)	1,168
Total comprehensive income (loss)	€ (19,876)	€ (20,176)